Stockholders' Equity - Outstanding Warrants Valuation Assumption (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
March 2011 Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate		0.16%
Expected life (in years)		2 months 16 days
Dividend yield		0.00%
Volatility		179.00%
Stock price		$ 0.48
February 2015 Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	1.93%	1.76%
Expected life (in years)	3 years 1 month 17 days	4 years 1 month 21 days
Dividend yield	0.00%	0.00%
Volatility	135.00%	112.00%
Stock price	$ 0.44	$ 0.48